Recoverable Taxes (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Recoverable Taxes

	Year ended December 31,
	2017		2018		2018
	BRL		BRL		USD
VAT Taxes Brazil (ICMS)	R$	107,965	R$	90,069	US$	23,245
VAT Taxes International		16,261		1,168		301
Taxes other than income tax (PIS and COFINS)		14,829		176		45
Withholding income taxes		4,467		5,869		1,515
Others		7,290		1,965		507

Total recoverable taxes	R$	150,812	R$	99,247	US$	25,613

Current		80,047		59,214		15,282
Non-Current		70,765		40,033		10,332